Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Licensed computer software
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	$ 48,293
2015	38,847
2016	27,964
2017	20,312
2018	12,805
Software development costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	26,396
2015	20,532
2016	15,925
2017	11,198
2018	7,994
Acquisition technology intangibles
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	19,715
2015	16,670
2016	15,202
2017	13,718
2018	$ 11,243